(ICON)

Prudential
Real Estate
Securities Fund

ANNUAL
REPORT
March 31, 1999

(LOGO)

Prudential Real Estate Securities Fund

Performance At A Glance
The global economic crisis that escalated in the third quarter of last year threatened our economy's growth and roiled the equity markets, prompting a massive flight from small company stocks. Since many real estate investment trusts (REITs) are considered small companies, they suffered significantly. For our first fiscal year, which ended on March 31, 1999, the Prudential Real
Estate Securities Fund, as well as the average real estate fund tracked by
Lipper, generated negative returns. Our Fund lagged the Lipper Average in large part because of our emphasis on hotel REITs. Since hotels don't have long-term leases, they are more vulnerable to a slowing economy. Encouraging signs of economic growth helped our Fund improve performance in the first quarter of
1999, but we had been beaten down so far that we couldn't make it out of negative territory until early April.

Cumulative Total Returns1                          As of
3/31/99

                                       Since Inception2
Since Inception2
                                    (Without sales charge)
(With sales charge)
Class A                                    -23.29%
-27.12%
Class B                                    -23.78
-28.78
Class C                                    -23.78
-25.54
Class Z                                    -23.05
-23.05
Lipper Real Estate Fund Avg.3              -18.01
***

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. Since the
  Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales load of 5%
  for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
  Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales load of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception date: Class A, B, C, and Z, 5/5/98.

3 The Lipper Since Inception return is for all funds in each share class in the Real Estate Fund category.

How Investments Compared.
  (As of 3/31/99)
      (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
------------------------------------------------------------
-------------------
(PHOTO)

Robert McConnaughey
Fund Manager

Investment Goals and Style
The Prudential Real Estate Securities Fund provides an opportunity for high current income and long-term growth of capital by investing primarily in equity securities of real estate companies. We use a value-oriented investment style:
we seek companies that have the potential for high risk-adjusted return on investment capital. Investing in real estate poses certain risks related to economic conditions, as well as risks related to an individual property, credit risk, and interest rate fluctuations. There can be no assurance that the Fund will achieve its investment objective.

Performance Review
Benefiting from a negative situation
When the Fund was launched in May 1998, REITs were recovering from some short-term, sector-specific fears and concerns, and were poised to generate better returns. Unfortunately, the flight from smaller stocks, in general, in the third quarter of last year dealt REITs another blow. We used this situation to our advantage, and took steps to improve the quality of our portfolio. We cut our losses on some companies that became competitively disadvantaged, and added to holdings that had been unfairly beaten up. Through it all, we remained confident in our strategy, despite the short-term turbulence in the markets.
Determination has started to pay off: In mid-April, just a few weeks after our fiscal year end, we caught up with our benchmark since inception. Given how wide the spread was after the third quarter of last year, that has been a pretty remarkable rally.

We cut our losses on Patriot American Hospitality
Looking back since our inception, Patriot American, a hotel REIT, is perhaps our biggest disappointment. We thought it was cheap, but investors' indiscriminate flight to quality drove prices down further, just when a number of loans were coming due. As a result, Patriot had to sell some properties at
"fire sale" prices and weakened its balance sheet. Since we think it will be very difficult for the company to recover, we took our losses in January and concentrated on other companies that had more resources with which to grow.

Maintained our hotel REIT weighting
In fact, we reduced our hotel holdings, but we have maintained our large weighting in the hotel REIT sector. That strategy has worked out very well for us going into this year. We built Starwood Lodging into our largest holding, and it has turned out to be our single biggest performer during the first quarter, up 27%. Both Starwood and Vornado Realty Trust, a shopping center
REIT, generated strong positive returns, thanks to strong internal growth, as well as strategic acquisitions and sales.

As our fiscal year drew to a close, investors grew concerned that strong economic growth would lead to higher interest rates and cause technology stocks to post weak earnings in the future. This gave some of our other small-cap names a chance to rally. One of our "mixed use and miscellaneous" holdings,
Excel Legacy Corp., a real estate development company which, among other things, identifies and makes opportunistic real estate investments, is expected to do particularly well. We thought we knew it well, and continued to increase our holdings in the security while it worked to put a new senior management team in place. This company has some unique and impossible-to-duplicate projects. Instead of drawing from their own assets to finance their projects, they have substantial government subsidies available for the projects, and will fund much of the remaining costs through joint ventures with passive institutional partners. This will help Excel Legacy maintain its strong balance sheet while growing its business, and is expected to enable it to reap returns disproportionate to its investment in its deals.

Knowing what not to buy--mortgage REITs
One area we avoided during our fiscal year was mortgage
REITs, which invest
most of their assets in real estate mortgages, and derive their income primarily from interest payments.

We felt that these companies had too much debt and did not represent a healthy risk/return opportunity. As it turns out, we were right here, too--the largest mortgage REIT in the nation declared bankruptcy last
October, and the industry
was decimated.

Looking Ahead
Our criteria keep us focused
Since our Fund has seen nice capital appreciation recently, we've taken some profits and plan to add to our higher-yielding holdings that have been left behind in the recent rally. This would drive the current income of the Fund a bit higher. (In the past, we were focused on companies that were capital efficient. That drove us to companies that had low dividend payouts, because that enabled them to retain more capital.)

Our strategy should be easier to implement now that fears of a recession and deflation are going away. There is a growing consensus that we have a strong economy and that large, capital-intensive companies can do well. We expect to see growth in the real estate sector--not because the stocks in this sector are cheap, but because the companies have good stories. Nevertheless, it is not going to be as easy for real estate companies and REITs as it has been in the last few years when there was almost unlimited access to capital, and rents were rising in all markets.

Today, companies are more capital constrained, and growth from rent increases are harder to come by. Therefore, we plan to focus on the very best companies.
These companies must have strong and improving balance sheets, and must have real competitive advantages that enable them to grow and transcend the real estate cycles.

Portfolio Composition
Expressed as a percentage of net assets as of 3/31/99

Hotel REIT              20.1%
Office Industrial REIT  17.2
Other REIT              15.6
Shopping Center         11.3
Mixed Use & Misc. REIT   9.4
Self Storage REIT        9.3
Apartment REIT           8.4
Regional Mall REIT       6.5
Cash & Equivalents       2.2

Five Largest Holdings
Expressed as a percentage of net assets as of 3/31/99

Starwood Hotels and Resorts    14.45%
Vornado Realty Trust           11.34
Public Storage, Inc.            8.07
Alexandria Real Estate Eq.      5.09
Apartment Investment
& Mgmt. Co.                     4.45

A Message to Our Shareholders
May 19, 1999
------------------------------------------------------------
-------------------
(PHOTO)

Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive-- out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of
March 31, 1999                           PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares          Description                   Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.8%
COMMON STOCKS
------------------------------------------------------------
Apartments--8.4%
      109,000   Apartment Investment & Management
                  Co. (Class 'A' Stock)               $
3,951,250
       85,600   Equity Residential Properties Trust
3,531,000
                                                      ------
------

7,482,250
------------------------------------------------------------
Health Care--3.6%
      158,300   Eldertrust
1,424,700
      232,020   LTC Healthcare, Inc.(a)
478,541
      103,400   LTC Properties, Inc.
1,266,650
                                                      ------
------

3,169,891
------------------------------------------------------------
Hotels--20.1%
      127,600   Bristol Hotels & Resorts, Inc.(a)
1,092,575
      544,025   Meristar Hotels & Resorts, Inc.(a)
1,496,069
      448,900   Starwood Hotels & Resorts
                  Worldwide, Inc.(a)
12,821,706
       74,300   Sun International Hotels Ltd.
                  (Bahamas)(a)
2,442,613
                                                      ------
------

17,852,963
------------------------------------------------------------
Leisure & Gaming--4.1%
      363,800   Prime Hospitality Corp.(a)
3,615,262
------------------------------------------------------------
Manufactured Homes--2.9%
       82,100   Sun Communities, Inc.
2,606,675
------------------------------------------------------------
Mixed Use & Miscellaneous--9.4%
       13,000   Alexander's, Inc.(a)
880,750
       98,800   Catellus Development Corp.(a)
1,321,450
      137,900   Commercial Assets, Inc.
680,881
      826,400   Excel Legacy Corp.(a)
2,840,750
      115,500   Pinnacle Holdings Inc.(a)
1,746,938
       46,500   U.S. Restaurant Properties, Inc.
898,031
                                                      ------
------

8,368,800
Multi-Family--2.0%
      197,400   Wellsford Real Properties, Inc.(a)    $
1,727,250
------------------------------------------------------------
Office Industrial--17.2%
      170,700   Alexandria Real Estate Equities,
                  Inc.
4,512,881
      109,400   AMB Property Corp.
2,270,050
      137,800   Equity Office Properties Trust
3,505,287
       32,700   Mack California Realty Corp.
960,563
      116,800   Reckson Associates Realty Corp.
2,401,700
      129,916   Reckson Service Industries, Inc.(a)
584,622
       56,600   SL Green Realty Corp.
1,064,788
                                                      ------
------

15,299,891
------------------------------------------------------------
Real Estate-Development--3.0%
       50,000   Fortress Investment Corp.
843,750
       98,900   Intrawest Corp.
1,668,938
       15,870   Vornado Operating Co.(a)
95,220
                                                      ------
------

2,607,908
------------------------------------------------------------
Regional Malls--6.5%
       86,900   General Growth Properties Inc.
2,818,819
      210,000   Philips International Realty Corp.
2,979,375
                                                      ------
------

5,798,194
------------------------------------------------------------
Self Storage--9.3%
       48,200   PS Business Parks, Inc.
1,057,387
      286,400   Public Storage, Inc.
7,160,000
                                                      ------
------

8,217,387
------------------------------------------------------------
Shopping Center--11.3%
      291,600   Vornado Realty Trust
10,060,200
                                                      ------
------
                Total common stocks
                  (cost $95,395,177)
86,806,671
                                                      ------
------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
March 31, 1999                           PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares          Description                   Value (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENT--1.5%
------------------------------------------------------------
REPURCHASE AGREEMENT
       $1,328   Joint Repurchase Agreement Account,
                  4.91%, 4/1/99
                  (cost $1,328,000; Note 5)           $
1,328,000
------------------------------------------------------------
Total Investments--99.3%
                (cost $96,723,177; Note 4)
88,134,671
                Other assets in excess of
                  liabilities--0.7%
588,678
                                                      ------
------
                Net Assets--100%                      $
88,723,349
                                                      ------
------
                                                      ------
------

---------------
(a) Non-income producing security.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities       PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$96,723,177)................................................
 ...................       $ 88,134,671
Cash........................................................
 ...............................................
41,816
Receivable for investments
sold........................................................
 ....................          2,298,350
Dividends and interest
receivable..................................................
 ........................            468,474
Receivable for Fund shares
sold........................................................
 ....................            107,712
Deferred organization and offering expenses and other
assets...............................................
100,437

--------------
   Total
assets......................................................
 ......................................         91,151,460

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................          1,470,401
Payable for Fund shares
reacquired..................................................
 .......................            618,414
Management fee
payable.....................................................
 ................................            176,280
Accrued
expenses....................................................
 .......................................            100,927
Distribution fee
payable.....................................................
 ..............................             62,089

--------------
   Total
liabilities.................................................
 ......................................          2,428,111

--------------
Net
Assets......................................................
 ...........................................       $
88,723,349

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........       $     11,910
   Paid-in capital in excess of
par.........................................................
 ...............        127,760,248

--------------

127,772,158
   Undistributed net investment
income......................................................
 ...............            736,093
   Accumulated net realized loss on
investments.................................................
 ...........        (31,196,396)
   Net unrealized depreciation on
investments.................................................
 .............         (8,588,506)

--------------
Net assets, March 31,
1999........................................................
 .........................       $ 88,723,349

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($22,465,269 / 3,011,859 shares of beneficial interest
issued and outstanding).......................
$7.46
   Maximum sales charge (5% of offering
price)......................................................
 .......                .39

--------------
   Maximum offering price to
public......................................................
 ..................              $7.85

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($54,845,611 / 7,365,644 shares of beneficial interest
issued and outstanding).......................
$7.45

--------------

--------------
Class C:
   Net asset value and redemption price per share
      ($9,882,795 / 1,327,236 shares of beneficial interest
issued and outstanding)........................
$7.45
   Sales charge (1% of offering
price)......................................................
 ...............                .08

--------------
   Offering price to
public......................................................
 ..........................              $7.53

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,529,674 / 204,778 shares of beneficial interest
issued and outstanding)..........................
$7.47

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL REAL ESTATE SECURITIES FUND
Statement of Operations
------------------------------------------------------------

                                                 May 5,
1998(a)
                                                    Through
Net Investment Income                            March 31,
1999
Income
   Dividends (net of foreign withholding taxes
      of $8,301)..............................    $
5,244,584
   Interest...................................
219,711
                                                 -----------
---
      Total income............................
5,464,295
                                                 -----------
---
Expenses
   Management fee.............................
814,890
   Distribution fee--Class A..................
71,976
   Distribution fee--Class B..................
649,293
   Distribution fee--Class C..................
123,232
   Registration fees..........................
134,000
   Transfer agent's fees and expenses.........
120,000
   Amortization of prepaid offering cost......
100,000
   Custodian's fees and expenses..............
88,000
   Reports to shareholders....................
50,000
   Legal fees and expenses....................
25,000
   Audit fee and expenses.....................
25,000
   Amortization of organizational expense.....
20,000
   Trustees' fees.............................
17,000
   Miscellaneous..............................
10,897
                                                 -----------
---
      Total operating expenses................
2,249,288
                                                 -----------
---
Net investment income before excise tax.......
3,215,007
   Excise tax.................................
(20,587)
                                                 -----------
---
Net investment income.........................
3,194,420
                                                 -----------
---
Realized and Unrealized
Loss on Investments
Net realized loss on:
   Investment transactions....................
(31,196,396)
   Foreign currency transactions..............
(108)
                                                 -----------
---

(31,196,504)
                                                 -----------
---
Net change in unrealized depreciation on
   investments................................
(8,588,506)
                                                 -----------
---
Net loss on investments.......................
(39,785,010)
                                                 -----------
---
Net Decrease in Net Assets
Resulting from Operations.....................    $
(36,590,590)
                                                 -----------
---
                                                 -----------
---

---------------
(a) Commencement of investment operations.

PRUDENTIAL REAL ESTATE SECURITIES FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                                May 5,
1998(a)
Increase in                                        Through
Net Assets                                      March 31,
1999
Operations
   Net investment income......................   $
3,194,420
   Net realized loss on investments and
      foreign currency transactions...........
(31,196,504)
   Net change in unrealized depreciation on
      investments.............................
(8,588,506)
                                                ------------
--
   Net decrease in net assets resulting from
      operations..............................
(36,590,590)
                                                ------------
--
Dividends from net investment income (Note 1)
   Class A....................................
(825,297)
   Class B....................................
(1,535,935)
   Class C....................................
(287,685)
   Class Z....................................
(84,843)
                                                ------------
--

(2,733,760)
                                                ------------
--
Fund share transactions (net of share
   conversions) (Note 6)
   Proceeds from shares sold..................
183,649,803
   Net asset value of shares issued in
      reinvestment of dividends...............
2,333,376
   Cost of shares reacquired..................
(58,035,480)
                                                ------------
--
   Net increase in net assets from Fund share
      transactions............................
127,947,699
                                                ------------
--
Total increase................................
88,623,349
Net Assets
Beginning of period...........................
100,000
                                                ------------
--
End of period(b)..............................   $
88,723,349
                                                ------------
--
                                                ------------
--
---------------
(a) Commencement of investment operations.
(b) Includes undistributed net investment
    income of.................................   $
736,093
                                                ------------
--

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Notes to Financial Statements             PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------
Prudential Real Estate Securities Fund (the 'Fund') is
registered under the
Investment Company Act of 1940 as a nondiversified, open-
end, management
investment company. The Fund was established as a Delaware
business trust on
October 24, 1997. The Fund issued 2,500 shares of beneficial interest each of
Class A, Class B, Class C and Class Z on February 18, 1998
to Prudential
Investments Fund Management LLC ('PIFM'). Investment
operations commenced on May
5, 1998. The investment objective of the Fund is high
current income and
long-term growth of capital. It seeks to achieve this
objective by investing
primarily in equity securities of real estate companies.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are
valued at the last sale
price on such exchange on the day of valuation or, if there
was no sale on such
day, the mean between the last bid and asked prices quoted
on such day.
Convertible debt securities that are actively traded in the
over-the-counter
market, including listed securities for which the primary
market is believed to
be over-the-counter, are valued at the mean between the most recently quoted bid
and asked prices provided by principal market makers.
Corporate bonds (other
than convertible debt) and U.S. Government securities that
are actively traded
in the over-the-counter market, including listed securities
for which the
primary market is believed to be over-the-counter, are
valued by an independent
pricing service. Other securities are valued at the mean
between the most
recently quoted bid and asked prices. Securities which are
otherwise not readily
marketable or securities for which market quotations are not readily available
are valued in good faith at fair value in accordance with
procedures adopted by
the Fund's Board of Trustees.
Short-term securities which mature in more than 60 days are
valued based upon
current market quotations. Short-term securities which
mature in 60 days or less
are valued at amortized cost which approximates market
value.
Repurchase Agreements: In connection with transactions in
repurchase agreements,
it is the Fund's policy that its custodian or designated
subcustodians under
triparty repurchase agreements, as the case may be, take
possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction, including accrued
interest. If the seller
defaults and the value of the collateral declines or if
bankruptcy proceedings
are commenced with respect to the seller of the security,
realization of the
collateral by the Fund may be delayed or limited.
All securities are valued as of 4:15 p.m. New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
current rates of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the period, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at period end. Similarly, the
Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term debt
securities sold
during the period. Accordingly, such realized foreign
currency gains and losses
are included in the reported net realized gains/losses on
investment
transactions.
Net realized losses on foreign currency transactions
represents net foreign
exchange gains and losses from sales and maturities of short-
term securities and
forward currency contracts, holding of foreign currencies,
currency gains or
losses realized between the trade and settlement dates on
securities
transactions, and the difference between the amounts of
interest and foreign
taxes recorded on the Fund's books and the U.S. dollar
equivalent amounts
actually received or paid. Net currency gains and losses
from valuing foreign
currency denominated assets (excluding investments) and
liabilities at period
end exchange rates are reflected as a component of net
unrealized
appreciation/depreciation on investments and foreign
currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of U.S.
companies as a result of,
among other factors, the possibility of political or
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date; interest income is recorded on the
------------------------------------------------------------
--------------------
                                       7

Notes to Financial Statements             PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the Fund based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Taxes: It is the Fund's policy to meet the requirements of
the Internal Revenue
Code applicable to regulated investment companies and to
distribute all of its
taxable net income to its shareholders. Therefore, no
federal income tax
provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rates.
Dividends and Distributions: The Fund expects to pay
dividends out of net
investment income quarterly and make distributions at least
annually of any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Offering and Organization Expenses: Approximately $219,400
were incurred and
expensed in connection with the organization of the Fund.
Offering cost of
approximately $110,700 and organization cost of
approximately $108,700 are being
amortized ratably over a period of twelve months and sixty
months, respectively,
from the date the Fund commenced investment operations. Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants, Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income by $275,433,
decrease paid-in capital in excess of par by $275,541 and
decrease accumulated
net realized loss on investments by $108 for certain
expenses not deductible for
tax purposes and foreign currency losses. Net investment
income, net realized
gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to
this agreement, PIFM
has responsibility for all investment advisory services and
supervises the
subadviser's performance of such services. PIFM has entered
into a subadvisory
agreement with The Prudential Investment Corporation
('PIC'); PIC furnishes
investment advisory services in connection with the
management of the Fund. PIFM
pays for the cost of the subadviser's services, the
compensation of officers of
the Fund, occupancy and certain clerical and bookkeeping
costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .75 of 1% of the Fund's average daily net assets. The Fund had a distribution agreement with Prudential Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangements with PSI. The Fund compensated PSI
and PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans') regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1% of the average
daily net assets of
Class A shares and 1% of the average daily net assets of
both the Class B and C
shares for the period May 5, 1998 through March 31, 1999. PSI and PIMS have advised the Fund that they received approximately $1,353,700 and $6,000 in front-end sales charges resulting from sales
of Class A and Class
C shares, respectively during the period May 5, 1998 through
March 31, 1999.
From these fees, PSI and PIMS paid such sales charges to
dealers, which in turn
paid commissions to salespersons and incurred other
distribution costs.
PSI and PIMS have advised the Fund that for the period May
5, 1998 through March
31, 1999, they received approximately $316,700 and $35,000
in contingent
deferred sales charges imposed upon certain redemptions by
Class B and Class C
shareholders, respectively.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements             PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------
As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the period ended March 31, 1999. The
purpose of the agreements
are to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period May
5, 1998 through March
31, 1999, the Fund incurred fees of approximately $115,000
for the services of
PMFS. As of March 31, 1999, approximately $9,600 of such
fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
For the period ended March 31, 1999, PSI earned
approximately $37,000 in
brokerage commissions from portfolio transactions executed
on behalf of the
Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the period May 5, 1998 through March 31, 1999 were
$266,967,006 and
$139,519,296, respectively.
The federal income tax basis of the Fund's investments at
March 31, 1999 was
$97,976,561 and, accordingly, net unrealized depreciation
for federal income tax
purposes was $9,841,890 (gross unrealized appreciation--
$1,091,399; gross
unrealized depreciation--$10,933,289).
For federal income tax purposes, the Fund had a capital loss carryforward as of
March 31, 1999, of approximately $11,509,000 which expires
in 2007. Accordingly,
no capital gains distributions are expected to be paid to
shareholders until
future net gains have been realized in excess of such
carryforward.
The Fund will elect for United States Federal income tax
purposes, to treat net
short-term capital losses of approximately $18,434,000
incurred in the five
months ended March 31, 1999 as having been incurred in the
following fiscal
year.
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. The Fund had a .24% undivided
interest in the joint account. The undivided interest for
the Fund represented
$1,328,000 in principal amount. As of such date, each
repurchase agreement in
the joint account and the value of the collateral therefor
was as follows:
Bear, Stearns & Co., Inc., 4.92%, in the principal amount of
$170,000,000,
repurchase price $170,023,233, due 4/1/99. The value of the
collateral including
accrued interest was $174,282,442.
Morgan Stanley & Co., Inc., 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $173,474,773.
Salomon Smith Barney Inc., 4.90%, in the principal amount of
$170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $174,947,170.
SBC Warburg Dillon Read, Inc., 4.97%, in the principal
amount of $44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Class C shares are sold
with a front-end
sales charge of 1% and a contingent deferred sales charge of
1% during the first
18 months. Prior to November 2, 1998, Class C shares were
sold with a contingent
deferred sales charge of 1% during the first year. Class B
shares will
automatically convert to Class A shares on a quarterly basis approximately seven
years after purchase. A special exchange privilege is also
available for
shareholders who qualified to purchase Class A shares at net asset value. Class
Z shares are not subject to any sales or redemption charge
and are offered
exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of
beneficial interest at
$.001 par value divided into four classes, designated Class
A, Class B, Class C
and Class Z.
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements             PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------
Transactions in shares of beneficial interest were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    ---------
----
May 5, 1998(a) through March 31, 1999:
Shares sold......................     5,418,784    $
52,253,903
Shares issued in reinvestment of
  dividends......................        87,252
660,149
Shares reacquired................    (2,512,126)
(20,082,311)
                                    -----------    ---------
----
Net increase in shares
  outstanding before
  conversion.....................     2,993,910
32,831,741
Shares issued upon conversion
  and/or exchange from Class B...        15,449
117,251
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     3,009,359    $
32,948,992
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B
---------------------------------
May 5, 1998(a) through March 31, 1999:
Shares sold......................    10,731,112    $
104,685,527
Shares issued in reinvestment of
  dividends......................       176,671
1,325,148
Shares reacquired................    (3,529,166)
(27,759,014)
                                    -----------    ---------
----
Net increase in shares
  outstanding before
  conversion.....................     7,378,617
78,251,661
Shares reacquired upon conversion
  and/or exchange into Class A...       (15,473)
(117,251)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     7,363,144    $
78,134,410
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
---------------------------------
May 5, 1998(a) through March 31, 1999:
Shares sold......................     2,158,917    $
21,074,499
Shares issued in reinvestment of
  dividends......................        35,227
264,830
Shares reacquired................      (869,408)
(6,947,352)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................     1,324,736    $
14,391,977
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
---------------------------------
May 5, 1998(a) through March 31, 1999:
Shares sold......................       600,131    $
5,635,874
Shares issued in reinvestment of
  dividends......................        11,026
83,249
Shares reacquired................      (408,879)
(3,246,803)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................       202,278    $
2,472,320
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
(a) Commencement of offering of Class A, B, C and Z shares.

Note 7. Dividends
On April 7, 1999 the Board of Trustees of the Fund declared the following dividends per share, payable on April 9, 1999 to shareholders of record on April
8, 1999.

                                    Class      Class B
Class
                                      A         and C
Z
                                  ---------   ---------   --
-------
Ordinary Income.................   $ 0.080     $ 0.066     $
0.085

------------------------------------------------------------
--------------------
                                       10

Financial Highlights                      PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------

Class A                   Class B

---------------------     ---------------------

May 5, 1998(a)            May 5, 1998(a)

Through                   Through

March 31,                 March 31,

1999                      1999

---------------------     ---------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................
$ 10.00                   $ 10.00

------                    ------
Income from investment operations
Net investment income.....................................
0.27                      0.20
Net realized and unrealized loss on investment
   transactions...........................................
(2.60)                    (2.58)

------                    ------
   Total from investment operations.......................
(2.33)                    (2.38)

------                    ------
Less distributions
Dividends from net investment income......................
(.21)                     (.17)

------                    ------
Net asset value, end of period............................
$  7.46                   $  7.45

------                    ------

------                    ------
TOTAL RETURN(b):..........................................
(23.29)%                  (23.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........................
$22,465                   $54,845
Average net assets (000)..................................
$31,941                   $72,034
Ratios to average net assets:
   Expenses, including distribution fees(c)...............
1.56%                     2.31%
   Expenses, excluding distribution fees(c)...............
1.31%                     1.31%
   Net investment income(c)...............................
3.47%                     2.70%
For Class A, B, C and Z shares:
Portfolio turnover........................................
122%

Class C                   Class Z

---------------------     ---------------------

May 5, 1998(a)            May 5, 1998(a)

Through                   Through

March 31,                 March 31,

1999                      1999

---------------------     ---------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................
$ 10.00                   $ 10.00

------                    ------
Income from investment operations
Net investment income.....................................
0.20                      0.29
Net realized and unrealized loss on investment
   transactions...........................................
(2.58)                    (2.59)

------                    ------
   Total from investment operations.......................
(2.38)                    (2.30)

------                    ------
Less distributions
Dividends from net investment income......................
(.17)                     (.23)

------                    ------
Net asset value, end of period............................
$  7.45                   $  7.47

------                    ------

------                    ------
TOTAL RETURN(b):..........................................
(23.78)%                  (23.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........................
$ 9,883                   $ 1,530
Average net assets (000)..................................
$13,672                   $ 2,894
Ratios to average net assets:
   Expenses, including distribution fees(c)...............
2.31%                     1.31%
   Expenses, excluding distribution fees(c)...............
1.31%                     1.31%
   Net investment income(c)...............................
2.71%                     3.76%
For Class A, B, C and Z shares:
Portfolio turnover........................................

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Report of Independent Accountants         PRUDENTIAL REAL
ESTATE SECURITIES FUND
------------------------------------------------------------
--------------------
The Shareholders and Board of Trustees of
Prudential Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Real Estate Securities
Fund (the 'Fund') at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period May 5,
1998 (commencement of operations) through March 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 20, 1999

Federal Income Tax Information
(Unaudited)                          PRUDENTIAL REAL ESTATE
SECURITIES FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal period end (March 31, 1999) as to the federal tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that in the fiscal period ended March 31, 1999, dividends were paid of $.21, $.17, $.17 and $.23 per share (representing net investment income for
Class A, B, C and Z shares respectively, which are taxable as ordinary income).

In January 1999, you were advised on IRS Form 1099 DIV or
substitute 1099 DIV as
to the federal tax status of the dividends received by you
in calendar year
1998.
------------------------------------------------------------
--------------------
                                       12

Comparing A $10,000 Investment
----------------------------------------------
Prudential Real Estate Securities Fund vs. the
Wilshire REIT Index

Class A
(GRAPH)

Class B
(GRAPH)

Class C
(GRAPH)

Class Z
(GRAPH)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs compare a $10,000 investment in the Prudential
Real Estate
Securities Fund (Class A, B, C, and Z shares) with a similar investment in the
Wilshire Real Estate Securities Index (the Index) by portraying the account values at the commencement of operations of Class A, B, C, and Z shares, and at the end of the fiscal year (March 31), as measured on a quarterly basis, beginning in 1998 for Class A, B, C, and Z shares. For purposes of the graphs, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales load was deducted from the initial $10,000 investment in Class A and Class C shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class
B and Class C shares, assuming full redemption on March 31, 1999; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to
Class A shares, on a quarterly basis, approximately seven years after purchase.
Class Z shares are not subject to a sales charge or distribution fee. Since the
Fund has been in existence less than one year, no average annual total returns are presented.

The Index is a market capitalization-weighted index comprised of over 120 publicly-traded REITs and real estate operating companies
(REOCs). The total
return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The Index is not the only index that may be used to characterize performance of REIT funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Bernard Winograd, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74436U102       MF182E
74436U201
74436U300
74436U409